                                 Oppenheimer Value Fund/VA
                              Amendment Dated September 1, 2006
                            to the Prospectus Dated April 30, 2006

     Effective September 15, 2006 the Fund will begin offering Service shares to certain  investors.  This Amendment to the Fund's  Prospectus  should be read in conjunction  with the Fund's  Prospectus,  dated April 30, 2006.  This Amendment describes  features  of the  Service  shares and  provides  updated  performance information for the Fund. The following information  supplements and/or replaces the respective information in the Fund's Prospectus dated April 30, 2006.

The Fund's Past Performance

Annual Total Returns (Non-Service Shares)

     Charges  imposed by the separate  accounts  that invest in the Fund are not included in the calculations of return, and if those charges were included,  the returns would be less than those shown.  As of June 30, 2006,  the  year-to-date return for  Non-Service  shares was  1.97%.  During the period  shown in the bar chart,  the highest  return for a calendar  quarter was 17.01% (2nd Qtr '03) and the lowest return for a calendar quarter was -0.75% (4th Qtr '05).

Fees and Expenses of the Fund

The following information is added to the section "Fees and Expenses of the Fund."
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

      --------------------------------------------------------
                                                    Service
                                                    Shares
      --------------------------------------------------------
      --------------------------------------------------------
      Management Fees                                0.75%
      --------------------------------------------------------
      --------------------------------------------------------
      Distribution and/or Service (12b-1) Fees       0.25%
      --------------------------------------------------------
      --------------------------------------------------------
      Other Expenses                                 0.05%
      --------------------------------------------------------
      --------------------------------------------------------
      Total Annual Operating Expenses                1.05%
      --------------------------------------------------------

     Expenses  may vary in future  years.  "Other  Expenses"  are  estimates  of transfer agent fees,  custodial  expenses,  and  accounting and legal  expenses, among others, based on the Manager's  projections of what those expenses will be for the Fund's Service shares for the first fiscal year.

     Examples. The following example is intended to help you compare the cost of investing in the Service  shares of the Fund with the cost of investing in other mutual funds.

     The example  assumes that you invest  $10,000 in Service shares of the Fund for the time periods  indicated and reinvest your  dividends and  distributions.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those estimated for the Service
Shares'  first  fiscal year.  Your actual costs may be higher or lower,  because expenses will vary over time. Based on these  assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

--------------------------------------------------------------------------------
                        1 Year           3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Service Shares              $108          $336          $582         $1,289
--------------------------------------------------------------------------------

How the Fund is Managed

     The Manager.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  advisor since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $215 billion in assets as of June 30, 2006,  including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     |X| Pending  Litigation.  A consolidated  amended  complaint was filed as a putative  class  action  against the Manager and the  Transfer  Agent (and other defendants) in the U.S.  District Court for the Southern District of New York on
January 10, 2005 and was amended on March 4, 2005. The complaint alleged,  among other things, that the Manager charged excessive fees for distribution and other costs,  and  that by  permitting  and/or  participating  in those  actions,  the
Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.
The plaintiffs sought unspecified  damages,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

     A  consolidated  amended  complaint  was filed as a putative  class  action against the Manager and the Transfer  Agent (and other  defendants)  in the U.S.
District Court for the Southern District of New York on January 10, 2005 and was
amended on March 4, 2005. The complaint  alleged,  among other things,  that the
Manager charged  excessive fees for  distribution  and other costs,  and that by permitting and/or participating in those actions, the Directors/Trustees and the
Officers of the funds breached their fiduciary duties to fund shareholders under the  Investment  Company Act of 1940 and at common law.  The  plaintiffs  sought unspecified  damages, an accounting of all fees paid, and an award of attorneys'
fees and litigation expenses.

     In response to the  defendants'  motions to dismiss the suit,  seven of the eight  counts in the  complaint,  including  the claims  against  certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors,  Trustees  and  officers  of  the  funds,  and  the  Distributor,  as defendants,  were dismissed with prejudice,  by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with  prejudice  by court  order dated April 5, 2006.  The  plaintiffs  filed an appeal of those dismissals on May 11, 2006.

     The Manager  believes  that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district  court,  and that no estimate  can yet be made with any degree of certainty as to the amount or range of any  potential  loss.  However,  the Manager  believes  that the  allegations contained  in the  complaint  are without  merit and that there are  substantial grounds to sustain the district court's rulings.

INVESTING IN THE FUND

How to Buy and Sell Shares

     |X| Classes of Shares. The Fund has four classes of shares authorized.  The
Fund currently offers only two classes of shares. The class of shares designated as Service shares are subject to a Distribution  and Service Plan. The impact of the  expenses of the Plan on Service  shares is  described  below.  The class of shares that are not subject to a Plan has no class  "name"  designation,  but is referred to herein as  "Non-Service  shares."  The  different  classes of shares represent  investments  in the same  portfolio of securities  but are subject to different expenses and will likely have different share prices.

     Distribution  and Service Plan for Service  Shares.  The Fund has adopted a
Distribution  and Service  Plan for Service  shares to pay the  Distributor  for distribution related services, personal services and account maintenance for the
Fund's Service shares.  Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the  average  annual net assets of Service  shares of the
Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your  investment and may cost you more than other types of fees or sales charges.  The Distributor  currently uses all of those fees to compensate  sponsor(s) of the insurance product that offers
Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.

Dividends, Capital Gains and Taxes

     Dividends.  The Fund intends to declare dividends separately for each class of  shares  from  net  investment  income  on an  annual  basis.  Dividends  and distributions  will generally be lower for Service  shares,  which normally have higher  expenses.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

     All  dividends  and any  capital  gains  distributions  will be  reinvested automatically  in  additional  Fund shares at net asset value for the account of the participating insurance company, unless the insurance company elects to have dividends or distributions paid in cash.

September 1, 2006                      PS0642.001

                      OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust")
          is an investment company consisting of 11 separate Funds (the "Funds"):
                                Oppenheimer Balanced Fund/VA
                          Oppenheimer Capital Appreciation Fund/VA
                               Oppenheimer Core Bond Fund/VA
                           Oppenheimer Global Securities Fund/VA
                              Oppenheimer High Income Fund/VA
                       addressStreetOppenheimer Main Street Fund(R)/VA
                  addressStreetOppenheimer Main Street Small Cap Fund(R)/VA
                                 Oppenheimer MidCap Fund/VA
(named "Oppenheimer Aggressive Growth Fund/VA" prior to April
                                         30, 2006)
                                 Oppenheimer Money Fund/VA
                             Oppenheimer Strategic Bond Fund/VA
                                 Oppenheimer Value Fund/VA

           Amendment dated September 1, 2006 to the
   Statement of Additional Information dated April 30, 2006

The Statement of Additional Information is amended as follows:

     Effective September 15, 2006 the Fund will begin offering Service shares to certain  investors.  Features of the Fund's  Service shares are described in the amendment dated September 1, 2006 to the Fund's Prospectus dated April 30, 2006.
This  amendment  to the Fund's  Statement  of  Additional  Information  provides information about the Fund's classes of shares and should be read in conjunction with the Fund's Statement of Additional Information dated April 30, 2006.

     1. Effective  September 15, 2006, the section titled "Classes of Shares" on page 45 is deleted in its entirety and replaced by the following:

     |X| Classes of Shares.  The Trustees are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Funds. Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Funds currently have four classes of shares authorized. All Funds offer a class  of  shares  with no name  designation  referred  to in this SAI and the
Prospectus  as  "non-service  shares." As of September 15, 2006 all Funds except
Money Fund/VA also offer a service share class,  subject to a  Distribution  and
Service  Plan.  Money  Fund/VA  currently  only offers the class of  non-service shares. Global Securities Fund/VA offers two additional share classes,  referred to in this SAI and the Global  Securities  Fund/VA  Prospectus  as "Class 3" and
"Class 4",  which are subject to a redemption  fee. In addition,  Class 4 shares are subject to a Distribution  and Service Plan. Each class of shares:

     o has its own dividends and  distributions,

     o pays certain expenses which may be different for the different classes,

     o will generally have a different net asset value,

     o will generally have separate  voting rights on matters in which interests of one class are different from interests of another class, and

     o votes as a class on matters that affect that class alone.

     Shares are freely  transferable  under the terms of the insurance  product, and  each  share  of each  class  has one  vote at  shareholder  meetings,  with fractional  shares  voting  proportionally,  on matters  submitted  to a vote of shareholders.  Each  share  of a  Fund  represents  an  interest  in  each  Fund proportionately  equal to the  interest of each other share of the same class of that Fund.

September 1, 2006                       PXOVAF.027